April 23, 2012

Via EDGAR

Ms. Mary Cole, Esq.

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Private Advisors Alternative Strategies Master Fund (“Fund”)
SEC File Nos. 333-178597 and 811-22646

Dear Ms. Cole:

The Fund hereby submits for your review Pre-Effective Amendment No. 2 to the Fund’s registration statement, originally filed with the Securities and Exchange Commission on December 16, 2011 and April 17, 2012, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Please direct any comments or questions concerning the filing to Kevin M. Bopp at 973-394-4436.

Very truly yours,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary